Capital Stock (Details)	Dec. 31, 2012	Dec. 31, 2011	Jul. 24, 2007
Capital Stock
Authorized shares of common stock	1,000	1,000	1,000
Shares of common stock issued and held by CDRSVM Holdings, Inc.	1,000	1,000	1,000